CONCENTRATION OF CUSTOMERS (Details Narrative) - Customer Concentration Risk [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Sales Revenues Net [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Accounts Receivable [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%
Accounts Receivable [Member] | No Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%
Accounts Receivable [Member] | One Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				10.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%